Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Revenue	$ 4,311,188	$ 4,414,559
Operating income	610,613	711,965
Income tax expense	(119,859)	(110,427)
Net income	462,288	555,911
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income	76,938	97,743
Dividends received from associate	$ 97,174	$ 74,458
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 532,456	$ 620,236
Cost of sales and depreciation and amortization	(332,999)	(371,205)
Operating income	199,457	249,031
Finance costs, finance income and other expenses	(9,433)	(10,071)
Income tax expense	(68,093)	(84,059)
Net income	$ 121,931	$ 154,901
Ownership rate	100.00%